Taxes - Unrecognized tax benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Unrecognized tax benefits
Unrecognized tax benefits, balance at beginning of period	$ 744	$ 705	$ 733
Net change due to acquisitions and divestments, Unrecognized tax benefits			(3)
Increase relating to prior year tax positions, Unrecognized tax benefits	88	52	25
Decrease relating to prior year tax positions, Unrecognized tax benefits	(21)	(33)	(24)
Increase relating to current year tax positions, Unrecognized tax benefits	167	155	85
Decrease relating to current year tax positions, Unrecognized tax benefits			(1)
Decrease due to settlements with tax authorities, Unrecognized tax benefits	(96)	(38)	(19)
Decrease as a result of the applicable statute of limitations, Unrecognized tax benefits	(95)	(62)	(36)
Exchange rate differences, Unrecognized tax benefits	(27)	(35)	(55)
Unrecognized tax benefits, balance at end of period	760	744	705
Penalties and interest related to unrecognized tax benefits:
Beginning balance of penalties and interest related to unrecognized tax benefits	145	146	154
Net change due to acquisitions and divestments, penalties and interest			1
Increase relating to prior year tax positions, penalties and interest	74	38	39
Decrease relating to prior year tax positions, penalties and interest	(20)	(3)	(7)
Increase relating to current year tax positions, penalties and interest	13
Decrease due to settlements with tax authorities, penalties and interest	(21)	(13)	(10)
Decrease as a result of the applicable statute of limitations, penalties and interest	(13)	(15)	(19)
Exchange rate differences, penalties and interest	(6)	(8)	(12)
Ending balance of penalties and interest related to unrecognized tax benefits	172	145	146
Total unrecognized tax benefits, including penalties and interest:
Classification as unrecognized tax items at beginning	889	851	887
Net change due to acquisitions and divestments			(2)
Increase relating to prior year tax positions	162	90	64
Decrease relating to prior year tax positions	(41)	(36)	(31)
Increase relating to current year tax positions	180	155	85
Decrease relating to current year tax positions			(1)
Decrease due to settlements with tax authorities	(117)	(51)	(29)
Decrease as a result of the applicable statute of limitations	(108)	(77)	(55)
Exchange rate differences	(33)	(43)	(67)
Balance at end, which would, if recognized, affect the effective tax rate	932	889	851
Increase relating to current year tax positions, Unrecognized tax benefits, interpretation of tax law and double tax treaty	132	$ 127	$ 56
Expected resolution of uncertain tax positions, pending cases	$ 9